Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000007432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,498	$ 20,498	$ 20,498	$ 16,774	$ 14,344	$ 16,979	$ 12,283	$ 12,152	$ 11,681	$ 10,390	$ 8,688	$ 9,755	$ 10,000
Average Annual Return, Percent	22.20%	11.02%	7.44%
C000007429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	15.47%	9.56%	6.56%
C000007429 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 18,882	$ 18,882	$ 18,882	15,494	13,282	15,763	11,430	11,335	10,923	9,744	8,182	9,215	9,475
Average Annual Return, Percent	21.87%	10.75%	7.14%
C000007431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	19.91%	9.92%	6.48%
C000007431 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 18,738	$ 18,738	$ 18,738	15,376	13,181	15,759	11,514	11,501	11,168	10,041	8,496	9,647	10,000
Average Annual Return, Percent	20.91%	9.92%	6.48%
C000199761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 20,564	$ 20,564	$ 20,564	16,825	14,381	17,012	12,297	12,159	11,681	10,390	8,688	9,755	10,000
Average Annual Return, Percent	22.22%	11.08%	7.48%
C000007433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 19,369	$ 19,369	$ 19,369	15,929	13,692	16,287	11,843	11,775	11,375	10,175	8,574	9,692	10,000
Average Annual Return, Percent	21.59%	10.47%	6.83%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,474	$ 22,474	$ 22,474	$ 18,826	$ 16,156	$ 19,176	$ 13,769	$ 13,485	$ 12,752	$ 11,517	$ 9,696	$ 10,071	$ 10,000
Average Annual Return, Percent	19.38%	10.76%	8.43%